Trade and other payables - Summary of Trade and Other Payables, Amounts Falling Due within One Year (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Trade and other current payables [abstract]
Trade payables	£ 9,945.7	£ 10,524.3	£ 9,611.7
Deferred income	1,377.3	1,253.6	1,284.5
Payments due to vendors (earnout agreements)	167.6	148.2	193.7
Liabilities in respect of put option agreements with vendors	41.4	36.8	50.0
Fair value of derivatives	4.0	2.6	2.2
Other creditors and accruals	2,829.7	3,072.9	2,874.5
Total	£ 14,365.7	£ 15,038.4	£ 14,016.6